Receivables - Schedule of Receivables (Footnote) (Detail) - USD ($) $ in Millions	Mar. 19, 2015	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Servicing receivables, allowance for losses		$ (26.8)	[1]	$ (26.8)	[1]	$ (17.4)
Allowance for losses related to FHA or VA insured loans		13.2		10.0		14.0
Receivables related to sales of MSRs and advances		$ 133.8
Other receivables, probable losses				$ 28.8		$ 13.6
Homeward [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Indemnification claims received in cash	$ 38.1

[1]	At September 30, 2015 and December 31, 2014, the total allowance for losses includes $26.8 million and $26.8 million, respectively, related to receivables of our Servicing business. Allowance for losses related to defaulted FHA or VA insured loans repurchased from Ginnie Mae guaranteed securitizations (government-insured loan claims) at September 30, 2015 and December 31, 2014 were $13.2 million and $10.0 million, respectively.